GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 1)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation computation method	accelerated method
Building
Property, Plant and Equipment [Line Items]
Estimated useful life of an asset	15 to 39 years
Equipment
Property, Plant and Equipment [Line Items]
Estimated useful life of an asset	three to 25 years